Segment Disclosures	12 Months Ended
Dec. 31, 2024
Segment Disclosures [Abstract]
Segment Disclosures	Segment Disclosures
Our operations have one reportable segment engaged in the research and development and commercialization of oncology treatments, which is consistent with the way we report information to our chief decision maker and Board of Directors.
The following geographic information reflects non-current assets by location:

Property and equipment	December 31, 2024	December 31, 2023
Canada	$203	$246
Rest of world	208	36
	$411	$282

Right-of-use-assets	December 31, 2024	December 31, 2023
Canada	$74	$111
Rest of world	827	254
	$901	$365